Schwab Capital Trust
Schwab Monthly Income Fund — Moderate Payout

Portfolio Holdings as of September 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.3% of net assets

Equity Funds 47.5%
Global Real Estate 7.4%
Schwab Global Real Estate Fund	400,067	3,240,542
International 11.5%
Laudus International MarketMasters Fund	227,990	5,020,341
Large-Cap 28.6%
Schwab Dividend Equity Fund	840,969	12,555,663
		20,816,546

Fixed-Income Fund 50.5%
Intermediate-Term Bond 50.5%
Schwab U.S. Aggregate Bond Index Fund	2,134,365	22,154,707

Money Market Fund 1.3%
Schwab Variable Share Price Money Fund, Ultra Shares 1.99% (a)	569,406	569,577
Total Affiliated Underlying Funds
(Cost $40,163,373)		43,540,830
Security	Number of Shares	Value ($)
Unaffiliated Underlying Fund 0.9% of net assets

Money Market Fund 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88% (a)	393,523	393,523
Total Unaffiliated Underlying Fund
(Cost $393,523)		393,523
(a)	The rate shown is the 7-day yield.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2019:
Affiliated Underlying Funds	Market Value at 12/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 09/30/19	Balance of Shares Held at 09/30/19	Distributions Received*
Laudus International MarketMasters Fund (formerly Laudus International MarketMasters, Select Shares)	$4,959,735	$248,000	($864,000)	($77,931)	$754,537	$5,020,341	227,990	$—
Schwab Dividend Equity Fund	11,792,966	1,018,442	(2,068,000)	(267,279)	2,079,534	12,555,663	840,969	147,442
Schwab Global Real Estate Fund	2,962,885	228,916	(466,000)	41,279	473,462	3,240,542	400,067	88,916
Schwab Intermediate-Term Bond Fund	7,429,908	—	(7,410,216)	(229,736)	210,044	—	—	14,158
Schwab U.S. Aggregate Bond Index Fund	13,407,705	9,068,264	(1,606,000)	433	1,284,305	22,154,707	2,134,365	459,996
Schwab Variable Share Price Money Fund, Ultra Shares	560,100	9,421	—	—	56	569,577	569,406	9,910
Total	$41,113,299	$10,573,043	($12,414,216)	($533,234)	$4,801,938	$43,540,830		$720,422
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

At September 30, 2019, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Capital Trust
Schwab Monthly Income Fund — Enhanced Payout

Portfolio Holdings as of September 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.3% of net assets

Equity Funds 32.6%
Global Real Estate 4.9%
Schwab Global Real Estate Fund	502,913	4,073,592
International 8.0%
Laudus International MarketMasters Fund	299,610	6,597,406
Large-Cap 19.7%
Schwab Dividend Equity Fund	1,086,598	16,222,908
		26,893,906

Fixed-Income Fund 65.4%
Intermediate-Term Bond 65.4%
Schwab U.S. Aggregate Bond Index Fund	5,195,609	53,930,422

Money Market Fund 1.3%
Schwab Variable Share Price Money Fund, Ultra Shares 1.99% (a)	1,066,407	1,066,727
Total Affiliated Underlying Funds
(Cost $74,595,092)		81,891,055
Security	Number of Shares	Value ($)
Unaffiliated Underlying Fund 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88% (a)	318,291	318,291
Total Unaffiliated Underlying Fund
(Cost $318,291)		318,291
(a)	The rate shown is the 7-day yield.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2019:
Affiliated Underlying Funds	Market Value at 12/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 09/30/19	Balance of Shares Held at 09/30/19	Distributions Received*
Laudus International MarketMasters Fund (formerly Laudus International MarketMasters, Select Shares)	$6,002,185	$245,000	($478,000)	$1,372	$826,849	$6,597,406	299,610	$—
Schwab Dividend Equity Fund	14,643,452	1,032,978	(1,739,000)	(173,746)	2,459,224	16,222,908	1,086,598	188,979
Schwab Global Real Estate Fund	3,708,535	114,051	(396,000)	97,810	549,196	4,073,592	502,913	114,051
Schwab Intermediate-Term Bond Fund	18,995,825	—	(18,948,119)	(288,935)	241,229	—	—	35,254
Schwab U.S. Aggregate Bond Index Fund	31,362,616	22,355,460	(2,882,000)	19,672	3,074,674	53,930,422	5,195,609	1,109,002
Schwab Variable Share Price Money Fund, Ultra Shares	1,048,978	17,645	—	—	104	1,066,727	1,066,407	18,561
Total	$75,761,591	$23,765,134	($24,443,119)	($343,827)	$7,151,276	$81,891,055		$1,465,847
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

At September 30, 2019, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Capital Trust
Schwab Monthly Income Fund — Maximum Payout

Portfolio Holdings as of September 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.2% of net assets

Equity Funds 17.4%
Global Real Estate 2.6%
Schwab Global Real Estate Fund	162,954	1,319,931
International 4.4%
Laudus International MarketMasters Fund	102,040	2,246,915
Large-Cap 10.4%
Schwab Dividend Equity Fund	356,664	5,325,000
		8,891,846

Fixed-Income Fund 80.5%
Intermediate-Term Bond 80.5%
Schwab U.S. Aggregate Bond Index Fund	3,961,954	41,125,079

Money Market Fund 1.3%
Schwab Variable Share Price Money Fund, Ultra Shares 1.99% (a)	668,172	668,372
Total Affiliated Underlying Funds
(Cost $47,588,812)		50,685,297
Security	Number of Shares	Value ($)
Unaffiliated Underlying Fund 0.8% of net assets

Money Market Fund 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88% (a)	419,925	419,925
Total Unaffiliated Underlying Fund
(Cost $419,925)		419,925
(a)	The rate shown is the 7-day yield.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2019:
Affiliated Underlying Funds	Market Value at 12/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 09/30/19	Balance of Shares Held at 09/30/19	Distributions Received*
Laudus International MarketMasters Fund (formerly Laudus International MarketMasters, Select Shares)	$1,692,124	$549,000	($234,000)	($6,987)	$246,778	$2,246,915	102,040	$—
Schwab Dividend Equity Fund	4,068,770	919,609	(295,000)	(8,191)	639,812	5,325,000	356,664	57,609
Schwab Global Real Estate Fund	1,061,053	218,295	(141,000)	8,602	172,981	1,319,931	162,954	34,295
Schwab Intermediate-Term Bond Fund	12,289,523	—	(12,257,141)	(230,136)	197,754	—	—	23,179
Schwab U.S. Aggregate Bond Index Fund	20,372,236	20,037,188	(1,398,000)	(10,869)	2,124,524	41,125,079	3,961,954	760,944
Schwab Variable Share Price Money Fund, Ultra Shares	509,747	158,574	—	—	51	668,372	668,172	9,065
Total	$39,993,453	$21,882,666	($14,325,141)	($247,581)	$3,381,900	$50,685,297		$885,092
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

At September 30, 2019, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Monthly Income Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the funds’ valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG88343SEP19
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